Cliffwater Corporate Lending Fund

Schedule of Investments

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 12.2%
$10,000,000	Monroe Capital MML CLO IX Ltd. 10.600% (3-Month USD Libor+870 basis points), 10/22/2031[1,2,3,4]	$8,961,043
	Monroe Capital MML CLO VIII, Ltd.
9,850,000	6.533% (3-Month USD Libor+485 basis points), 5/22/2031[1,2,3,4]	8,770,130
10,000,000	9.833% (3-Month USD Libor+815 basis points), 5/22/2031[1,2,3,4]	8,341,216
15,000,000	18.00%, 5/22/2031*,2,5,6	11,671,920
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $43,123,651)	37,744,309

Number of Shares
	COMMON STOCKS — 0.3%
	FINANCIALS — 0.3%
15,787	Ares Capital Corp.	170,184
22,831	Barings BDC, Inc.	170,776
26,827	BlackRock TCP Capital Corp.	167,669
13,650	Golub Capital BDC, Inc.	171,444
24,380	New Mountain Finance Corp.	165,784
12,004	TPG Specialty Lending, Inc.	167,095
		1,012,952
	TOTAL COMMON STOCKS
	(Cost $998,202)	1,012,952

Principal Amount
	CORPORATE BONDS — 3.1%
	COMMUNICATIONS — 0.8%
$115,000	Altice Financing S.A. 7.500%, 5/15/2026[1,2,7]	112,062
200,000	Altice France S.A./France 7.375%, 5/1/2026[1,2,7]	199,640
215,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 2/1/2028[1,2]	216,731
90,000	CenturyLink, Inc. 5.125%, 12/15/2026[1,2]	90,675
160,000	Consolidated Communications, Inc. 6.500%, 10/1/2022[2]	141,200
200,000	CSC Holdings LLC 5.750%, 1/15/2030[1,2]	202,442
65,000	Cumulus Media New Holdings, Inc. 6.750%, 7/1/2026[1,2]	58,540
225,000	Frontier Communications Corp. 8.500%, 4/1/2026[1,2]	207,686
200,000	iHeartCommunications, Inc. 4.750%, 1/15/2028[1,2]	181,110

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$45,000	Lamar Media Corp. 3.750%, 2/15/2028[1,2]	$42,520
	Level 3 Financing, Inc.
10,000	5.625%, 2/1/2023[2]	10,025
20,000	5.375%, 1/15/2024[2]	20,175
130,000	Lions Gate Capital Holdings LLC 5.875%, 11/1/2024[1,2]	112,287
35,000	Netflix, Inc. 4.875%, 4/15/2028	36,315
245,000	Nexstar Broadcasting, Inc. 5.625%, 7/15/2027[1,2]	240,847
60,000	Outfront Media Capital LLC / Outfront Media Capital Corp. 5.000%, 8/15/2027[1,2]	55,533
120,000	Quebecor Media, Inc. 5.750%, 1/15/2023[7]	122,537
185,000	Sprint Corp. 7.250%, 2/1/2028[1,2]	186,619
110,000	Telesat Canada / Telesat LLC 6.500%, 10/15/2027[1,2,7]	106,210
	T-Mobile USA, Inc.
10,000	6.000%, 3/1/2023[2]	10,118
65,000	6.375%, 3/1/2025[2]	66,790
		2,420,062
	CONSUMER DISCRETIONARY — 0.6%
280,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, 7/15/2027[1,2]	265,823
135,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[1,2]	123,599
30,000	Aramark Services, Inc. 5.000%, 2/1/2028[1,2]	28,085
130,000	ASGN, Inc. 4.625%, 5/15/2028[1,2]	121,479
200,000	Boyd Gaming Corp. 4.750%, 12/1/2027[1,2]	166,110
160,000	Dealer Tire LLC / DT Issuer LLC 8.000%, 2/1/2028[1,2]	129,200
45,000	Eldorado Resorts, Inc. 6.000%, 9/15/2026[2]	40,865
200,000	Ford Motor Credit Co. LLC 4.271%, 1/9/2027[2]	171,500
60,000	IAA, Inc. 5.500%, 6/15/2027[1,2]	58,200

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$200,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 6.250%, 1/15/2028[1,2]	$174,000
405,000	Scientific Games International, Inc. 7.000%, 5/15/2028[1,2]	251,323
140,000	Scotts Miracle-Gro Co. 4.500%, 10/15/2029[1,2]	134,410
285,000	Twin River Worldwide Holdings, Inc. 6.750%, 6/1/2027[1,2]	216,185
		1,880,779
	CONSUMER STAPLES — 0.3%
200,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 4.625%, 1/15/2027[1,2]	200,110
60,000	Central Garden & Pet Co. 6.125%, 11/15/2023[2]	58,125
45,000	Edgewell Personal Care Co. 4.700%, 5/19/2021	44,233
45,000	JBS USA LUX S.A. / JBS USA Finance, Inc. 5.875%, 7/15/2024[1,2,7]	45,731
115,000	Performance Food Group, Inc. 5.500%, 10/15/2027[1,2]	107,533
200,000	Post Holdings, Inc. 5.000%, 8/15/2026[1,2]	206,940
115,000	Prestige Brands, Inc. 5.125%, 1/15/2028[1,2]	114,747
		777,419
	ENERGY — 0.1%
105,000	Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/2026[1,2]	103,163
145,000	Murphy Oil USA, Inc. 4.750%, 9/15/2029[2]	136,742
		239,905
	FINANCIALS — 0.5%
130,000	Acrisure LLC / Acrisure Finance, Inc. 8.125%, 2/15/2024[1,2]	127,358
105,000	AG Issuer LLC 6.250%, 3/1/2028[1,2]	88,988
275,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[1,2]	266,349
290,000	Fortress Transportation & Infrastructure Investors LLC 6.500%, 10/1/2025[1,2]	214,961

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$200,000	HAT Holdings I LLC / HAT Holdings II LLC 5.250%, 7/15/2024[1,2]	$193,251
305,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 5.250%, 5/15/2027[1,2]	284,031
200,000	LPL Holdings, Inc. 4.625%, 11/15/2027[1,2]	184,424
190,000	SBA Communications Corp. 3.875%, 2/15/2027[1,2]	191,900
		1,551,262
	HEALTH CARE — 0.2%
	Bausch Health Cos., Inc.
85,000	6.125%, 4/15/2025[1,2,7]	84,256
65,000	5.000%, 1/30/2028[1,2,7]	62,023
200,000	Encompass Health Corp. 4.500%, 2/1/2028[2]	197,110
60,000	Hill-Rom Holdings, Inc. 4.375%, 9/15/2027[1,2]	59,400
200,000	Horizon Therapeutics USA, Inc. 5.500%, 8/1/2027[1,2]	201,890
55,000	Radiology Partners, Inc. 9.250%, 2/1/2028[1,2]	48,029
		652,708
	INDUSTRIALS — 0.1%
115,000	GFL Environmental, Inc. 5.125%, 12/15/2026[1,2,7]	112,987
60,000	New Enterprise Stone & Lime Co., Inc. 6.250%, 3/15/2026[1,2]	55,713
		168,700
	MATERIALS — 0.2%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/2027[1,2,7]	206,110
125,000	Mauser Packaging Solutions Holding Co. 5.500%, 4/15/2024[1,2]	115,313
200,000	Silgan Holdings, Inc. 4.125%, 2/1/2028[1,2]	186,000
75,000	Standard Industries, Inc. 5.375%, 11/15/2024[1,2]	72,935
125,000	Valvoline, Inc. 4.250%, 2/15/2030[1,2]	117,878
		698,236

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY — 0.2%
$115,000	CDW LLC / CDW Finance Corp. 4.250%, 4/1/2028[2]	$116,213
60,000	CommScope, Inc. 6.000%, 3/1/2026[1,2]	60,247
120,000	Fair Isaac Corp. 4.000%, 6/15/2028[1,2]	116,400
315,000	MPH Acquisition Holdings LLC 7.125%, 6/1/2024[1,2]	276,422
85,000	Open Text Corp. 3.875%, 2/15/2028[1,2,7]	80,299
	PTC, Inc.
15,000	3.625%, 2/15/2025[1,2]	14,138
15,000	4.000%, 2/15/2028[1,2]	14,517
		678,236
	UTILITIES — 0.1%
95,000	Calpine Corp. 5.125%, 3/15/2028[1,2]	88,112
50,000	Clearway Energy Operating LLC 4.750%, 3/15/2028[1,2]	46,563
85,000	Talen Energy Supply LLC 6.625%, 1/15/2028[1,2]	72,126
200,000	Vistra Operations Co. LLC 5.625%, 2/15/2027[1,2]	207,360
		414,161
	TOTAL CORPORATE BONDS
	(Cost $10,240,575)	9,481,468

Number of Shares
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 1.2%
1	New Mountain Guardian III BDC, LLC[8]	3,800,000
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES
	(Cost $3,800,000)	3,800,000
	PRIVATE INVESTMENT FUNDS — 16.9%
1	AG Direct Lending Fund II L.P.[9]	31,390,324
1	AG Direct Lending Fund III L.P.[10]	20,770,356
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $48,467,375)	52,160,680

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS — 64.4%
	COMMUNICATIONS — 4.0%
$3,000,000	1236904 BC Ltd. Term Loan, 6.493% (1-Month USD Libor+550 basis points), 2/26/2027[2,4,11]	$2,869,734
4,684,553	HPS Technology Senior Secured Loan Term Loan, 9.256% (3-Month USD Libor+800 basis points), 12/29/2023[4,5,12]	4,518,917
4,987,444	Northland Cable Television, Inc. Term Loan, 6.750% (1-Month USD Libor+575 basis points), 10/1/2025[4,5]	4,840,202
		12,228,853
	CONSUMER DISCRETIONARY — 9.7%
989,774	Big Ass Fans LLC Term Loan, 5.200% (3-Month USD Libor+375 basis points), 5/21/2024[2,4]	923,751
494,988	Cambium Learning Group, Inc. Term Loan, 5.950% (3-Month USD Libor+450 basis points), 12/18/2025[2,4]	454,558
	CHOPT Creative Salad Company
1,462,500	Delayed Draw, 0.500%, 1/22/2024[5,11]	1,429,195
3,037,500	Term Loan, 7.981% (3-Month USD Libor+625 basis points), 1/22/2024[4,5]	2,945,502
1,056,337	CIBT Global, Inc. Term Loan, 5.200% (3-Month USD Libor+375 basis points), 6/1/2024[2,4]	908,548
499,823	Fleetwash, Inc. Delayed Draw, 6.354% (3-Month USD Libor+475 basis points), 10/1/2024[4,11]	491,302
989,924	Guidehouse LLP Term Loan, 5.489% (1-Month USD Libor+450 basis points), 5/1/2025[2,4]	803,640
	HPS Consumer Senior Secured Loan
4,918,732	Term Loan, 7.450% (3-Month USD Libor+600 basis points), 11/18/2022[4,5,12]	4,851,169
4,987,437	Term Loan, 7.023% (3-Month USD Libor+600 basis points), 2/12/2025[4,5,12]	4,860,565
4,987,469	Term Loan, 7.604% (3-Month USD Libor+500 basis points), 6/27/2025[4,5,12]	4,835,647
997,500	Huskies Parent, Inc. Term Loan, 5.777% (3-Month USD Libor+400 basis points), 8/1/2026[2,4]	891,134
992,443	KC Culinarte Intermediate LLC Term Loan, 4.750% (3-Month USD Libor+375 basis points), 8/24/2025[2,4]	889,093
1,872,408	Oak Parent, Inc. Term Loan, 5.500% (3-Month USD Libor+450 basis points), 10/26/2023[2,4]	1,705,455
972,906	Pre-Paid Legal Services, Inc. Term Loan, 4.239% (3-Month USD Libor+325 basis points), 5/1/2025[2,4]	824,485
2,000,000	RCS Consumer Discretionary Senior Secured Loan Term Loan, 6.001% (3-Month USD Libor+500 basis points), 6/6/2025[4,5,12]	1,960,844
992,462	Spring Education Group, Inc. Term Loan, 6.049% (3-Month USD Libor+425 basis points), 7/30/2025[2,4]	775,189
	TDG Group Holding Company
378,620	Term Loan, 6.950% (3-Month USD Libor+550 basis points), 5/19/2024[4,5]	370,269

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$116,345	Term Loan, 6.950% (3-Month USD Libor+550 basis points), 5/19/2024[4,5]	$113,779
		30,034,125
	CONSUMER STAPLES — 1.7%
1,488,461	Hoffmaster Group, Inc. Term Loan, 5.450% (3-Month USD Libor+400 basis points), 11/23/2023[2,4]	1,428,174
3,764,881	JUUL Labs, Inc. Term Loan, 10.251% (3-Month USD Libor+700 basis points), 8/2/2023[4,5]	3,710,205
		5,138,379
	ENERGY — 0.2%
498,750	Kamc Holdings, Inc. Term Loan, 5.613% (3-Month USD Libor+400 basis points), 8/14/2026[2,4]	450,545

	FINANCIALS — 5.6%
946,776	GGC Aperio Holdings, L.P. Term Loan, 6.450% (3-Month USD Libor+500 basis points), 10/25/2024[4,5]	930,636
4,861,374	HPS Financial Senior Secured Loan Term Loan, 8.450% (3-Month USD Libor+725 basis points), 6/29/2023[4,5,12]	4,746,964
	Kwor Acquisition, Inc.
100,000	Delayed Draw, 4.000%, 6/3/202611	93,329
992,500	Term Loan, 4.990% (3-Month USD Libor+400 basis points), 6/3/2026[2,4]	926,295
5,000,000	RCS Financials Senior Secured Loan Term Loan, 6.940% (3-Month USD Libor+500 basis points), 7/11/2025[4,5,12]	4,891,664
4,629,580	Riveron Acquisition Holdings, Inc. Term Loan, 7.945% (3-Month USD Libor+625 basis points), 5/22/2025[4,5]	4,479,393
1,488,693	Valet Waste Holdings, Inc. Term Loan, 5.395% (3-Month USD Libor+400 basis points), 9/28/2025[2,4]	1,389,389
		17,457,670
	HEALTH CARE — 14.4%
	Bearcat Buyer, Inc.,
254,261	Delayed Draw, 5.700% (1-Month USD Libor+425 basis points), 7/9/2024[4,5,11]	248,653
741,607	Term Loan, 5.700% (3-Month USD Libor+425 basis points), 7/9/2024[4,5]	723,391
1,985,000	Confluent Health LLC Term Loan, 6.799% (3-Month USD Libor+500 basis points), 6/24/2026[2,4]	1,832,776
	Integrated Oncology Network, LLC
83,957	Revolver, 0.500%, 6/24/2024[5,11]	81,896
699,641	Delayed Draw, 1.000%, 6/24/2024[5,11]	682,470
4,205,834	Term Loan, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[4,5]	4,102,614
1,869,822	OB Hospitalist Group, Inc. Term Loan, 5.951% (3-Month USD Libor+400 basis points), 8/1/2024[2,4]	1,726,430

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Pediatric Therapy Services, LLC.
$190,386	Delayed Draw, 6.750% (3-Month USD Libor+550 basis points), 12/12/2024[4,5,11]	$186,186
802,844	Term Loan, 7.316% (3-Month USD Libor+550 basis points), 12/12/2024[4,5]	785,136
	Pinnacle Treatment Center
571,429	Delayed Draw, 1.000%, 12/31/2022[5,11]	558,261
4,142,857	Term Loan, 8.027% (3-Month USD Libor+625 basis points), 12/31/2022[4,5]	4,037,025
28,572	Revolver, 8.027% (3-Month USD Libor+625 basis points), 12/31/2022[4,5]	27,842
257,143	Revolver, 8.250% (Prime+500 basis points), 12/31/2022[4,5]	250,573
	RCS Health Care Senior Secured Loan
2,088,773	Delayed Draw, 0.500%, 4/23/2024[5,11,12]	2,053,287
313,316	Revolver, 0.500%, 4/23/2024[5,11,12]	306,682
2,597,911	Term Loan, 6.000% (3-Month USD Libor+500 basis points), 4/23/2024[4,5,12]	2,542,823
	Spear Education, LLC
1,562,500	Delayed Draw, 1.000%, 2/26/2025[5,11]	1,524,199
3,437,500	Term Loan, 6.897% (6-Month USD Libor+525 basis points), 2/26/2025[4,5]	3,353,238
	The PromptCare Companies, Inc.
470,088	Delayed Draw, 0.500%, 12/30/2025[5,11]	462,285
690,858	Revolver, 6.250% (1-Month USD Libor+525 basis points), 12/30/2025[5,11]	679,390
3,368,965	Term Loan, 6.853% (1-Month USD Libor+525 basis points), 12/30/2025[4,5]	3,313,042
470,088	Delayed Draw, 6.890% (1-Month USD Libor+525 basis points), 12/30/2025[4,5]	462,285
	Twin Brook Healthcare Senior Secured Loan
4,975,000	Term Loan, 7.695% (3-Month USD Libor+550 basis points), 6/28/2022[4,5,12]	4,877,531
4,906,994	Term Loan, 7.435% (3-Month USD Libor+575 basis points), 11/16/2022[4,5,12]	4,801,980
4,962,500	Term Loan, 7.340% (1-Month USD Libor+575 basis points), 7/1/2024[4,5,12]	4,815,553
		44,435,548
	INDUSTRIALS — 15.3%
5,000,000	Airnov, Inc. Term Loan, 6.366% (3-Month USD Libor+525 basis points), 12/19/2025[4,5]	4,900,370
989,825	DiversiTech Holdings, Inc. Term Loan, 4.500% (3-Month USD Libor+300 basis points), 6/1/2024[2,4]	956,018
992,500	GlobalTranz Enterprises, Inc. Term Loan, 5.929% (3-Month USD Libor+500 basis points), 5/15/2026[2,4]	829,703
	HPS Industrial Senior Secured Loan
4,974,574	Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/29/2022[4,5,12]	4,878,332
4,948,979	Term Loan, 6.500% (3-Month USD Libor+550 basis points), 9/25/2024[4,5,12]	4,843,811
	Industrial Service Solutions
10,417	Revolver, 0.500%, 8/9/2026[5,11]	10,052
41,667	Revolver, 6.499% (Prime+450 basis points), 8/9/2026[4,5]	40,208
62,500	Revolver, 6.500% (Prime+450 basis points), 8/9/2026[4,5]	60,312

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$72,917	Revolver, 6.552% (3-Month USD Libor+550 basis points), 8/9/2026[4,5]	$70,364
41,667	Revolver, 7.113% (3-Month USD Libor+550 basis points), 8/9/2026[4,5]	40,208
83,333	Revolver, 7.138% (3-Month USD Libor+550 basis points), 8/9/2026[4,5]	80,416
4,583,333	Term Loan, 7.224% (3-Month USD Libor+550 basis points), 8/9/2026[4,5]	4,422,896
104,167	Revolver, 7.224% (3-Month USD Libor+550 basis points), 8/9/2026[4,5]	100,520
5,000,000	Lav Gear Holdings Term Loan, 7.081% (1-Month USD Libor+550 basis points), 8/31/2021[4,5]	4,500,000
990,002	MSHC, Inc. Term Loan, 5.250% (3-Month USD Libor+425 basis points), 7/31/2023[4]	964,495
4,000,000	NN Inc Term Loan, 6.853% (1-Month USD Libor+575 basis points), 10/19/2022[4]	3,952,945
995,000	PHM Netherlands Midco B.V. Term Loan, 6.113% (3-Month USD Libor+450 basis points), 8/1/2026[2,4,7]	888,113
1,492,500	Q Holding Co. Term Loan, 6.450% (3-Month USD Libor+500 basis points), 12/20/2023[4]	1,445,084
	RCS Industrials Senior Secured Loan
285,714	Revolver, 5.843% (3-Month USD Libor+500 basis points), 1/31/2025[4,5,12]	279,332
1,714,286	Term Loan, 6.080% (3-Month USD Libor+500 basis points), 1/31/2025[4,5,12]	1,675,993
995,000	Tank Holding Corp. Term Loan, 4.489% (3-Month USD Libor+400 basis points), 3/26/2026[2,4]	841,547
494,911	TecoStar Holdings, Inc. Term Loan, 4.250% (3-Month USD Libor+325 basis points), 5/1/2024[2,4]	476,718
7,500,000	Twin Brook Aerospace Senior Secured Loan Term Loan, 7.512% (1-Month USD Libor+575 basis points), 12/6/2024[4,5,12]	7,280,067
3,980,000	Twin Brook Plastics Senior Secured Loan Term Loan, 6.000% (1-Month USD Libor+500 basis points), 5/15/2025[4,5,12]	3,872,016
		47,409,520
	MATERIALS — 0.8%
	Anchor Packaging LLC
218,750	Delayed Draw, 1.000%, 7/18/2026[2,4,11]	208,525
995,000	Term Loan, 4.990% (1-Month USD Libor+400 basis points), 7/18/2026[2,4]	948,492
666,877	Helix Acquisition Holdings, Inc. Term Loan, 5.200% (3-Month USD Libor+350 basis points), 9/29/2024[2,4]	594,658
997,500	Pregis TopCo LLC Term Loan, 4.989% (1-Month USD Libor+400 basis points), 8/1/2026[2,4]	820,317
		2,571,992
	TECHNOLOGY — 12.7%
	Connectwise, LLC.
353,982	Revolver, 0.500%, 2/28/2025[5,11]	344,676
4,622,738	Term Loan, 7.072% (3-Month USD Libor+600 basis points), 2/28/2025[4,5]	4,501,204
5,000,000	Holdco Sands Intermediate LLC Term Loan, 7.624% (1-Month USD Libor+600 basis points), 12/19/2025[4]	4,850,320

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$4,974,937	HPS Technology Senior Secured Loan Term Loan, 7.322% (3-Month USD Libor+625 basis points), 8/1/2023[4,5,12]	$5,006,898
1,488,524	Idera, Inc. Term Loan, 5.080% (3-Month USD Libor+450 basis points), 6/29/2024[2,4]	1,355,801
989,975	Intermedia Holdings, Inc. Term Loan, 6.990% (3-Month USD Libor+600 basis points), 7/18/2025[2,4]	946,172
3,000,000	Lionbridge Technologies, Inc. Term Loan, 7.318% (3-Month USD Libor+625 basis points), 12/29/2025[4,5]	2,925,222
496,222	NAVEX TopCo, Inc. Term Loan, 4.240% (3-Month USD Libor+325 basis points), 9/5/2025[2,4]	435,434
	PaySimple, Inc.
52,996	Delayed Draw, 1.500%, 8/23/20252,11	51,163
34,965	Delayed Draw, 6.450% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	33,756
498,750	Term Loan, 6.460% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	481,502
12,343	Delayed Draw, 6.460% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	11,916
6,775	Delayed Draw, 6.490% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	6,541
28,311	Delayed Draw, 6.880% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	27,332
27,948	Delayed Draw, 7.130% (1-Month USD Libor+550 basis points), 8/23/2025[2,4]	26,981
	PCS Software
363,714	Revolver, 0.500%, 7/1/2024[5,11]	363,714
5,000,000	Term Loan, 7.125% (3-Month USD Libor+575 basis points), 7/1/2024[4,5]	4,950,000
992,500	QuickBase, Inc. Term Loan, 4.989% (3-Month USD Libor+400 basis points), 4/3/2026[2,4]	975,581
	RCS Industrials Senior Secured Loan
347,222	Delayed Draw, 1.000%, 2/3/2026[5,11,12]	340,322
208,333	Revolver, 6.750% (3-Month USD Libor+575 basis points), 2/3/2026[4,5,12]	203,157
1,944,445	Term Loan, 6.750% (3-Month USD Libor+575 basis points), 2/3/2026[4,5,12]	1,896,130
	RCS Technology Senior Secured Loan
547,223	Revolver, 5.500%, 5/24/2023[5,11,12]	537,284
3,952,777	Term Loan, 6.150% (3-Month USD Libor+450 basis points), 5/24/2024[4,5,12]	3,879,616
4,000,000	Term Loan, 7.363% (3-Month USD Libor+575 basis points), 2/28/2025[4,5,12]	3,917,505
989,975	RevSpring, Inc. Term Loan, 5.450% (3-Month USD Libor+425 basis points), 10/11/2025[2,4]	932,584
449,491	S2P Acquisition Borrower, Inc. Term Loan, 5.450% (3-Month USD Libor+400 basis points), 8/14/2026[2,4]	402,683
		39,403,494
	TOTAL SENIOR SECURED LOANS
	(Cost $204,637,312)	199,130,126

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	WAREHOUSE FACILITY — 15.3%
$45,000,000	BlackRock Elbert CLO V, LLC 14.650%, 8/22/2027*,2,5	$47,342,351
	TOTAL WAREHOUSE FACILITY
	(Cost $45,000,000)	47,342,351

Number of Shares
	SHORT-TERM INVESTMENTS — 21.7%
$67,135,497	State Street Institutional U.S. Government Money Market Fund, 0.32%[13]	67,135,497
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $67,135,497)	67,135,497

	TOTAL INVESTMENTS — 135.1%
	(Cost $423,402,612)	417,807,383
	Liabilities Less Other Assets — (35.1)%	(108,551,162)
	NET ASSETS — 100.0%	$309,256,221

Principal Amount
	REVERSE REPURCHASE AGREEMENTS — (4.2)%
$(4,070,000)	Agreement with Deutsche Bank AG, 3.266%, dated 3/11/2020, to be repurchased at $4,138,304 on 9/21/2020, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with total market value of $8,961,043	(4,070,000)
(3,049,000)	Agreement with Deutsche Bank AG, 2.118%, dated 3/11/2020, to be repurchased at $3,065,504 on 6/11/2020, collateralized by a portion of Monroe Capital MML CLO VIII, Ltd. with maturity of 5/22/2031, with total market value of $8,770,130	(3,049,000)
(1,766,000)	Agreement with Deutsche Bank AG, 2.916%, dated 3/20/2020, to be repurchased at $1,792,461 on 9/21/2020, collateralized by a portion of Monroe Capital MML CLO VIII, Ltd. with maturity of 5/22/2031, with total market value of $8,770,130	(1,766,000)
(2,670,000)	Agreement with Deutsche Bank AG, 2.268%, dated 3/11/2020, to be repurchased at $2,685,476 on 6/11/2020, collateralized by a portion of Monroe Capital MML CLO VIII, Ltd. with maturity of 5/22/2031, with total market value of $8,341,216	(2,670,000)

Cliffwater Corporate Lending Fund

Schedule of Investments - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	REVERSE REPURCHASE AGREEMENTS (Continued)
$(1,538,000)	Agreement with Deutsche Bank AG, 3.266%, dated 3/20/2020, to be repurchased at $1,563,811 on 9/21/2020, collateralized by a portion of Monroe Capital MML CLO VIII, Ltd. with maturity of 5/22/2031, with total market value of $8,341,216	$(1,538,000)
	REVERSE REPURCHASE AGREEMENTS
	(Proceeds $13,093,000)	(13,093,000)

BDC – Business Development Company

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Subordinated note position. Rate shown is the effective yield as of period end.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $34,381,909, which represents 11.1% of total net assets of the Fund.
[2]	Callable.
[3]	All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $26,876,294 as of March 31, 2020
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	Value was determined using significant unobservable inputs.
[6]	Variable rate security. Rate shown is the rate in effect as of period end.
[7]	Foreign security denominated in U.S. Dollars.
[8]	The Fund’s investment in the non-listed business development company is valued using net asset value as a practical expedient. The business development company’s investment strategy is to provide corporate financing support to U.S. middle market companies. The company shall continue until July 15, 2025, with one-year extensions available after the stated termination date. The company does not permit the redemption of any portion of the company’s capital contributions until the termination of the investment. Total unfunded capital commitments amount to $5,700,000 as of March 31, 2020.
[9]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until December 31, 2024, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund.
[10]	The Fund’s investment in the private investment fund is valued using net asset value as a practical expedient. The investment fund’s investment strategy is to provide corporate financing support to U.S. middle market companies. The investment fund shall continue until September 30, 2026, with one year extensions available after the stated termination date. The investment fund does not permit the redemption of any portion of the Fund’s capital contributions until the termination of the investment fund.
[11]	All or a portion of this holding is subject to unfunded loan commitments. See Note 2 for additional information.
[12]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[13]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated March 21, 2018 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s Registration Statement became effective on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting it to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Class A Shares and Class I Shares. Only Class I shares have been issued as of March 31, 2020.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; and (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities. If they were rated, direct loans likely would be rated as below investment grade quality, often referred to as “junk” loans.

(a) Consolidation of Subsidiary

On February 3, 2020, CCLF SPV LLC (the “Subsidiary”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Loan Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. Commitment fees are processed as a reduction in cost of the loans. As of March 31, 2020, the Fund had the following unfunded loan commitments as noted in the Schedule of Investments with a total principal amount of $12,951,303 reflected as unfunded loan commitments within the Statement of Assets and Liabilities.

Borrower	Type	Principal Amount	Value
Bearcat Buyer Inc.	Assignment -Delayed Draw Term Loan	$173,537	$169,574
Fleetwash, Inc.	Assignment -Delayed Draw Term Loan	429,155	421,839
Pediatric Therapy Services, LLC	Delayed Draw Term Loan	6,346	6,206
Kwor Acquisition, Inc.	Assignment -Delayed Draw Term Loan	100,000	93,329
Anchor Packaging LLC	Assignment -Delayed Draw Term Loan	218,750	208,525
PaySimple, Inc.	Assignment -Delayed Draw Term Loan	52,996	51,163
Integrated Oncology Network, LLC	Delayed Draw Term Loan	699,641	682,470
Integrated Oncology Network, LLC	Revolver Loan	83,957	81,896
Connectwise	Revolver Loan	353,982	344,676

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Borrower	Type	Principal Amount	Value
1236904 BC Ltd.	Term Loan	3,000,000	2,869,734
CHOPT Creative Salad Company	Delayed Draw Term Loan	1,462,500	1,429,195
RCS Health Care Senior Secured Loan	Revolver Loan	313,316	306,682
RCS Health Care Senior Secured Loan	Delayed Draw Term Loan	2,088,773	2,053,287
PCS Software	Revolver Loan	363,714	363,714
RCS Technology Senior Secured Loan	Revolver Loan	182,408	179,095
RCS Industrials Senior Secured Loan	Assignment -Delayed Draw Term Loan	347,222	340,322
The PromptCare Companies, Inc.	Assignment -Delayed Draw Term Loan	470,088	462,285
The PromptCare Companies, Inc.	Revolver Loan	460,572	460,572
Industrial Service Solutions	Revolver Loan	10,417	10,052
Pinnacle Treatment Center	Assignment -Delayed Draw Term Loan	571,429	558,261
Spear Education, LLC	Assignment -Delayed Draw Term Loan	1,562,500	1,524,199
		$12,951,303	$12,617,076

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Schedule of Investments and note #4 thereto. For the period ending March 31, 2020, the average balance outstanding and weighted average interest rate were $9,718,978 and 3.18%, respectively.

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	2020
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$-	$-	$-	$13,093,000	$13,093,000
Total	$-	$-	$-	$13,093,000	$13,093,000

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2020.

3. Fair Value of Investments

Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

Cliffwater Corporate Lending Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2020:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Collateralized Loan Obligations	$-	$26,072,389	$11,671,920	$-	$37,744,309
Common Stocks	1,012,952	-	-	-	1,012,952
Corporate Bonds	-	9,481,468	-	-	9,481,468
Non-Listed Business Development Companies	-	-	-	3,800,000	3,800,000
Private Investment Funds	-	-	-	52,160,680	52,160,680
Senior Secured Loans	-	42,848,208	156,281,918	-	199,130,126
Warehouse Facility	-	-	47,342,351	-	47,342,351
Short-Term Investments	67,135,497	-	-	-	67,135,497
Total Assets, at fair value	$68,148,449	$78,402,065	$215,296,189	$55,960,680	$417,807,383

Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$13,093,000	$-	$-	$13,093,000

Total Liabilities, at fair value	$-	$13,093,000	$-	$-	$13,093,000

All transfers between fair value levels are recognized by the Fund at the end of each reporting period.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ending March 31, 2020:

	Collateralized Loan Obligations	Senior Secured Loans	Warehouse Facility
Balance as of January 1, 2020	$13,255,652	$104,573,277	$46,670,349
Purchases	-	59,401,094	-
Paydowns	-	(5,287,958)	-
Realized gains (losses)	-	226,429	-
Commitment fees	-	(117,646)	-
Amortization	24,574	46,771	-
Change in Unrealized appreciation (depreciation)	(1,608,306)	(2,560,049)	672,002
Transfers In	-	-	-
Transfers Out	-	-	-
Balance as of March 31, 2020	$11,671,920	$156,281,918	$47,342,351